Consolidated Balance Sheets - USD ($)	Sep. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Current Assets:
Cash	$ 42,375,758		$ 13,189,066		$ 1,461
Restricted cash	227,943		0
Accounts receivable, net	469,796		276,750		0
Prepaid expense	377,091		70,484		0
Total Current Assets	43,450,588		13,536,300		1,461
Property and Equipment:
Structures and displays	9,289,542		4,548,473		0
Vehicles, equipment and furniture	112,063		2,633		0
Accumulated depreciation	(961,492)		(307,367)		0
Total Property and Equipment, net	8,440,113		4,243,739		0
Other Assets:
Goodwill	7,917,853		4,389,664		0
Intangible assets, net	2,887,800		958,265		0
Investment in unconsolidated affiliates	866,221		657,528		47,263
Convertible note receivable	100,000		0
Total Other Assets	11,771,874		6,005,457		47,263
Total Assets	63,662,575		23,785,496		48,724
Current Liabilities:
Accounts payable and accrued expenses	342,505		152,672		373
Accounts payable, stockholder	0		2,721		0
Notes payable, stockholders	0		100,000		0
Note payable, former stockholder					494,460
Accrued interest, stockholders	0		4,384		0
Accrued interest, former stockholder					21,270
Deferred revenue	101,536		30,204		0
Total Current Liabilities	444,041		289,981		516,103
Long-term payable for acquisition	126,500		0		0
Total Liabilities	570,541		289,981		516,103
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $.001 par value	6,898		2,773		267
Additional paid-in capital	66,925,766		25,062,544		54,733
Accumulated deficit	(3,840,630)		(1,569,802)		(522,379)
Total Stockholders' Equity	63,092,034		23,495,515		(467,379)
Total Liabilities and Stockholders' Equity	63,662,575		23,785,496		48,724
Common Class A
Stockholders' Equity:
Common stock, $.001 par value	1,056	[1]	1,056	[1]	0	[2]
Common Stock [Member]
Stockholders' Equity:
Common stock, $.001 par value	$ 5,842	[3]	$ 1,717	[3]	$ 267	[4]

[1]	Class A common stock, 1,161,161 shares authorized, 1,055,560 shares issued and outstanding
[2]	Class A common stock 1,300,000 shares authorized, 1,055,560 and 0 shares issued and outstanding, respectively
[3]	Common stock, 11,000,000 shares authorized, 5,841,815 and 1,716,954 shares issued and outstanding, respectively
[4]	Common stock 28,700,000 shares authorized, 1,716,954 and 266,954 shares issued and outstanding, respectively